Statement of Stockholders' Equity (USD $)	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income	Total
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Jan. 28, 2009	$ 0	$ 0	$ 0	$ 0
Shares, Outstanding at Jan. 28, 2009	0
Stock Issued During Period, Value, New Issues	1,200	800		2,000
Stock Issued During Period, Shares, New Issues	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(3,911)	(3,911)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2009	1,200	800	(3,911)	(1,911)
Shares, Outstanding at Aug. 31, 2009	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(9,117)	(9,117)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2010	1,200	800	(13,027)	(11,027)
Shares, Outstanding at Aug. 31, 2010	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(11,818)	(11,818)
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Aug. 31, 2011	1,200	800	(24,845)	(22,845)
Shares, Outstanding at Aug. 31, 2011	12,000,000
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest			(4,507)	(4,507)
Stockholders' Equity, Period Increase (Decrease)				0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest at Feb. 29, 2012	$ 1,200	$ 800	$ (29,352)	$ (27,352)
Shares, Outstanding at Feb. 29, 2012	12,000,000